Investments - Available-for-sale Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 3,576,641	$ 1,666,126
Gross Unrealized Gains	88,514	5,608
Non-Credit Related Losses	(5,938)	(5,347)
Investments, allowance for credit losses	(322)	0
Fair Value	3,658,895	1,666,387
U.S. government and agency
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	715,527	381,488
Gross Unrealized Gains	3,305	78
Non-Credit Related Losses	(834)	(322)
Investments, allowance for credit losses	0
Fair Value	717,998	381,244
U.K. government
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	12,494	15,067
Gross Unrealized Gains	1,080	282
Non-Credit Related Losses	0	0
Investments, allowance for credit losses	0
Fair Value	13,574	15,349
Other government
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	142,459	84,116
Gross Unrealized Gains	7,721	1,119
Non-Credit Related Losses	(53)	(88)
Investments, allowance for credit losses	0	0
Fair Value	150,127	85,147
Corporate
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	1,873,184	880,667
Gross Unrealized Gains	65,913	3,739
Non-Credit Related Losses	(1,567)	(3,934)
Investments, allowance for credit losses	(181)	0
Fair Value	1,937,349	880,472
Municipal
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	28,881	3,770
Gross Unrealized Gains	1,155	12
Non-Credit Related Losses	(4)	(2)
Investments, allowance for credit losses	0
Fair Value	30,032	3,780
Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	326,268	99,646
Gross Unrealized Gains	3,292	221
Non-Credit Related Losses	(689)	(679)
Investments, allowance for credit losses	0	0
Fair Value	328,871	99,188
Commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	273,516	49,219
Gross Unrealized Gains	5,202	30
Non-Credit Related Losses	(2,097)	(203)
Investments, allowance for credit losses	(133)	0
Fair Value	276,488	49,046
Asset-backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	204,312	152,153
Gross Unrealized Gains	846	127
Non-Credit Related Losses	(694)	(119)
Investments, allowance for credit losses	(8)	0
Fair Value	$ 204,456	$ 152,161